Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities
COMMITMENTS AND CONTINGENT LIABILITIES
Capital commitments for the Company as at December 31, 2019 are detailed in the table below.

(in thousands of $)	Long-term debt obligations	Newbuildings	Total
2020	36,259	685,000	721,259
2021	37,901	252,000	289,901
2022	38,665	—	38,665
2023	39,478	—	39,478
2024	295,563	—	295,563
Thereafter	338,051	—	338,051
Total	785,917	937,000	1,722,917

As at December 31, 2019, the Company had seven vessels to be delivered on a Norwegian Sales Form basis, whereby the Company has paid a deposit to the relevant seller at the time of entering into the agreements, with the remaining purchase price being payable upon delivery and transfer of title of the relevant vessel to us. The remaining capital expenditures on these newbuildings will include building supervision, but excludes future change requests, sundry buyers' supplies, fit out, studies and lube oils.